Stock Options, Restricted Stock, and Dividend Reinvestment Plans (Summary of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Options Outstanding
Beginning of period, Outstanding (in shares) | shares	5,937,156
Options converted from CBF (in shares) | shares	1,059,685
Options granted (in shares) | shares	423,638
Options exercised (in shares) | shares	(475,995)
Options expired/cancelled (in shares) | shares	(335,913)
End of period, Outstanding (in shares) | shares	6,608,571
Options exercisable (in shares) | shares	5,016,496
Options expected to vest (in shares) | shares	1,592,075
Weighted Average Exercise Price (per share)
Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 17.86
Options converted from CBF, weighted average exercise price (in dollars per share) | $ / shares	11.54
Options granted, weighted average exercise price (in dollars per share) | $ / shares	19.73
Options exercised, weighted average exercise price (in dollars per share) | $ / shares	13.66
Options expired/cancelled, weighted average exercise price (in dollars per share) | $ / shares	27.21
End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 16.80
Outstanding, weighted average contractual term	3 years 2 months 5 days
Outstanding, aggregate intrinsic value | $	$ 34,003
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 17.65
Options exercisable, weighted average contractual term	2 years 6 months 22 days
Options exercisable, aggregate intrinsic value | $	$ 24,646
Options expected to vest, weighted average exercise price (in dollars per share) | $ / shares	$ 14.11
Options expected to vest, weighted average remaining contractual term	5 years 1 month 17 days
Options expected to vest, aggregate intrinsic value | $	$ 9,358